Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance lease cost:
Amortization of right-of-use assets			$ 33
Interest on lease liabilities			1
Operating lease cost:
Fixed rent expense	665	668	587
Short-term lease cost			2
Net lease cost from continuing operations	665	668	623
Cost of Sales
Operating lease cost:
Net lease cost from continuing operations	(0)	(0)	(0)
General & Administrative Expenses
Operating lease cost:
Net lease cost from continuing operations	$ 665	$ 668	$ 623